Other Financial Liabilities	12 Months Ended
Mar. 31, 2024
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Other Financial Liabilities
(16) Other Financial Liabilities
Other financial liabilities as of March 31, 2023 and 2024 consist of the following:

	Yen (millions)
	2023	2024
Financial liabilities measured at amortized cost	¥53,920	¥88,779
Financial liabilities measured at fair value through profit or loss:
Derivatives	242,968	236,592
Lease liabilities	315,958	332,406

Total	¥612,846	¥657,777

Current liabilities	¥324,110	¥340,858
Non-current liabilities	288,736	316,919

Total	¥612,846	¥657,777